INVENTORIES	12 Months Ended
Sep. 30, 2018
Inventory Disclosure [Abstract]
Inventory Disclosure [Text Block]
NOTE 5 – INVENTORIES

Inventories as of September 30, 2018 and 2017 consisted of the following:

	As of September 30,
	2018	2017
Raw materials	$4,789,860	$1,873,948
Work-in-process	6,532,826	4,759,561
Finished goods	6,469,501	3,415,059
Total	$17,792,187	$10,048,568

There were no inventory write-downs recognized for the years ended September 30, 2018 and 2017.